Income Taxes - Summary of Reconciliation of Income Tax Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before taxes	₨ 102,474	$ 1,574	₨ 110,356	₨ 114,933
Enacted income tax rate in India	34.61%	34.61%	34.61%	34.61%
Computed expected tax expense	₨ 35,466		₨ 38,194	₨ 39,778
Income exempt from tax	(12,878)		(12,684)	(12,799)
Basis differences that will reverse during a tax holiday period	167		(274)	(568)
Income taxed at higher/ (lower) rates	(111)		(1,105)	(1,449)
Reversal of deferred tax for past years due to rate reduction *	(1,563)
Taxes related to prior years	(380)		(593)	(1,337)
Changes in unrecognized deferred tax assets	239		40	87
Expenses disallowed for tax purpose	1,431		1,787	1,752
Others, net	19		(152)	(98)
Income tax expense	₨ 22,390	$ 344	₨ 25,213	₨ 25,366
Effective income tax rate	21.85%	21.85%	22.85%	22.07%